Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

2020 Equity Incentive Plan and 2021 Equity Incentive Plan

Prior to the Merger, Revelation Sub adopted the Revelation Biosciences, Inc. 2020 Equity Incentive Plan (the “2020 Plan”) on October 1, 2020 for the issuance of stock-based awards. There was a total of 885,693 shares available for stock-based awards under the 2020 Plan of which 460,706 shares had been granted for RSU awards. On the Closing Date of the Business Combination, the outstanding RSU awards from the 2020 Plan were exchanged for Rollover RSU awards and the 2020 Plan was cancelled and there are no additional shares available for grant under the 2020 Plan.

In January 2022, in connection with the Business Combination, the Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved 1,294,421 authorized shares of common stock the Company could issue. The 2021 Plan is administered by the Board of Directors. Vesting periods and other restrictions for grants under the 2021 Plan are determined at the discretion of the Board of Directors. Grants to employees, officers, directors, advisors, and consultants of the Company typically vest over one to four years. In addition, the number of shares of stock available for issuance under the 2021 Plan will be automatically increased each January 1, beginning on January 1, 2022, by 10% of the aggregate number of outstanding shares of our common stock from the first day of the preceding calendar year to the first day of the current calendar year or such lesser number as determined by our board of directors.

Under the 2021 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.

As of June 30, 2022, there were 939,969 shares available for future grant under the 2021 Plan.

Restricted Stock Units

At the Closing Date of the Business Combination, all Revelation Sub RSU award holders received a Rollover RSU award in exchange for each RSU award of Revelation Sub at an exchange ratio of 2.725 that vest in accordance with the original terms of the award. The Company determined this to be a Type I modification but did not record any incremental stock-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification.

The Rollover RSU awards have time-based and milestone-based vesting conditions. Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants. The milestone-based vesting conditions vested on the Closing Date of the Business Combination.

As of June 30, 2022, the Company has a total of 460,706 Rollover RSU awards for shares of common stock outstanding, of which 262,042 have fully vested but have not been issued, each Rollover RSU award converts to one share of common stock.

Stock Options

The Company has granted stock options which vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter for grants to officers and employees. Stock options have a maximum term of 10 years.

During the six months ended June 30, 2022, the Company granted 354,452 stock options for shares of common stock, with and exercise price of $1.40 per share. As of June 30, 2022, 13,353 shares had vested from outstanding stock option grants. The remaining contractual term of stock options is 9.7 years. There were no equity awards exercised or forfeited as of the six months ended June 30, 2022.

The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	70.5%
Expected term (years)	6.11
Risk-free interest rate	1.92%
Expected dividend yield	0.0%

Expected volatility is based on the historical volatility of shares of the Company’s common stock. In determining the expected term of stock options, the Company uses the “simplified” method. Under this method, the expected term is presumed to be the midpoint between the average vesting date and the end of the contractual term. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the stock options in effect at the time of the grants. The dividend yield assumption is based on the expectation of no future dividend payments by the Company. In addition to assumptions used in the Black-Scholes model, the Company reduces stock-based compensation expense based on actual forfeitures in the period that each forfeiture occurs.

Stock-Based Compensation Expense

For the three and six months ended June 30, 2022 and 2021, the Company recorded stock-based compensation expense for the period indicated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
General and administrative:
RSU awards	$27,033	$114,527	$84,112	$208,567
Stock Options	24,691	—	47,696	—
General and administrative stock-based compensation expense	51,724	114,527	131,808	208,567
Research and development:
RSU awards	16,795	16,794	33,587	25,079
Stock Options	21,669	—	62,685	—
Research and development stock-based compensation expense	38,464	16,794	96,272	25,079
Total stock-based compensation expense	$90,188	$131,321	$228,080	$233,646

As of June 30, 2022, the total grant date estimate fair value of granted Rollover RSU’s and stock options was $1,075,244 and $741,766, respectively.

As of June 30, 2022, there was $457,401 and $631,385 of unrecognized stock-based compensation expense related to Rollover RSU awards and stock options, respectively. The unrecognized stock-based compensation expense is estimated to be recognized over a period of 2.6 years and 3.4 years for Rollover RSU’s and stock options, respectively.

7. Stock-Based Compensation

2020 Equity Incentive Plan

The Company adopted the Revelation Biosciences, Inc. 2020 Equity Incentive Plan (the “2020 Plan”) on October 1, 2020 for the issuance of stock stock-based awards. Originally, the 2020 Plan authorized 150,000 shares of the Company’s common stock to be granted as stock-based awards. On December 30, 2020, the 2020 Plan was amended to increase the number of shares of common stock authorized to be granted as stock-based awards to 325,000. Shares that are expired, terminated, surrendered or canceled under the 2020 Plan without having been fully vested will be available for future awards. As of December 31, 2021, there were 155,942 shares available for future grant under the 2020 Plan.

The 2020 Plan is administered by the board of directors. Vesting periods and other restrictions for RSU awards under the 2020 Plan are determined at the discretion of the board of directors. Shares of RSU awards granted to employees, officers, board of directors, advisors, and consultants of the Company typically vest over one to four years.

Restricted Stock Units

The Company has granted RSU awards with time-based and milestone-based vesting conditions. Under time-based vesting conditions, the RSU awards vest quarterly over one year for grants to the board of directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants. Under the milestone-based vesting conditions, the RSU awards will automatically vest when the Company’s shares of common stock are publicly traded on any over-the-counter market or national stock exchange. As of December 31, 2021, there were no vested or released shares of RSU awards.

During the year ended December 31, 2021, the Company granted 131,283 RSU awards for shares of common stock, each RSU award converts to one share of common stock, with a total grant date fair value of $834,960.

The Company recorded stock-based compensation expense for RSU awards of $470,878 and $29,232 during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, there was $575,100 of unrecognized stock-based compensation expense related to unvested RSU awards. The unrecognized stock-based compensation expense is estimated to be recognized over a period of 2.1 years as of December 31, 2021.

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense for the period indicated as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
General and administrative	$412,214	27,446
Research and development	58,664	1,786
Total share-based compensation expense	$470,878	29,232